Goodwill and Other Intangible Assets - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 5,057	€ 4,879
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	10,140	10,755
Additions	1,423	1,575
Changes in the group of consolidated companies	(206)	(975)
Disposals	142	272
Reclassifications from (to) held for sale	(6)	(950)
Transfers	9	36
Exchange rate changes	(457)	(28)
Cost of acquisition/manufacture, Balance as of	10,761	10,140
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	(206)	(988)
Disposals	99	246
Reclassifications from (to) held for sale	(4)	(453)
Transfers	6	28
Exchange rate changes	(246)	7
Accumulated amortization and impairment, Balance as of	5,261	5,567
Amortization for the year	935	815
Impairment losses	57	580
Reversals of impairment losses	0	49
Accumulated amortization and impairment, Balance as of	5,704	5,261
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	720	833
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,534	1,501
Additions	0	0
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	0	0
Exchange rate changes	(132)	33
Cost of acquisition/manufacture, Balance as of	1,402	1,534
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	0	0
Exchange rate changes	(33)	8
Accumulated amortization and impairment, Balance as of	700	686
Amortization for the year	0	0
Impairment losses	15	6
Reversals of impairment losses	0	0
Accumulated amortization and impairment, Balance as of	682	700
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	719	818
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,094	1,061
Additions	0	0
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	0	0
Exchange rate changes	(131)	33
Cost of acquisition/manufacture, Balance as of	963	1,094
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	0	0
Exchange rate changes	(33)	8
Accumulated amortization and impairment, Balance as of	276	268
Amortization for the year	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated amortization and impairment, Balance as of	243	276
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	0	440
Additions	0	0
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	(1)	0
Exchange rate changes	439	440
Cost of acquisition/manufacture, Balance as of	0	0
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	0
Disposals	15	6
Reclassifications from (to) held for sale	0	0
Transfers	439	424
Exchange rate changes	1	15
Accumulated amortization and impairment, Balance as of		418
Amortization for the year	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	227	229
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,372	4,407
Additions	63	76
Changes in the group of consolidated companies	(35)	(974)
Disposals	21	149
Reclassifications from (to) held for sale	(6)	(950)
Transfers	51	65
Exchange rate changes	(89)	(103)
Cost of acquisition/manufacture, Balance as of	2,335	2,372
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	(35)	(978)
Disposals	18	147
Reclassifications from (to) held for sale	(4)	(453)
Transfers	41	48
Exchange rate changes	(84)	(26)
Accumulated amortization and impairment, Balance as of	2,143	3,098
Amortization for the year	65	136
Impairment losses	0	515
Reversals of impairment losses	0	49
Accumulated amortization and impairment, Balance as of	2,108	2,143
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	43	68
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,431	1,559
Additions	15	27
Changes in the group of consolidated companies	0	(155)
Disposals	0	1
Reclassifications from (to) held for sale	(6)	0
Transfers	1	0
Exchange rate changes	(77)	1
Cost of acquisition/manufacture, Balance as of	1,364	1,431
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	(155)
Disposals	0	1
Reclassifications from (to) held for sale	(4)	0
Transfers	0	3
Exchange rate changes	(72)	1
Accumulated amortization and impairment, Balance as of	1,363	1,476
Amortization for the year	34	39
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated amortization and impairment, Balance as of	1,321	1,363
Purchased amortized value of business acquired [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0	0
Purchased amortized value of business acquired [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	0	941
Additions	0	0
Changes in the group of consolidated companies	0	(806)
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	0	0
Exchange rate changes	0	(135)
Cost of acquisition/manufacture, Balance as of	0	0
Purchased amortized value of business acquired [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	(808)
Disposals	0	0
Reclassifications from (to) held for sale	0	0
Transfers	0	0
Exchange rate changes	0	(43)
Accumulated amortization and impairment, Balance as of	0	300
Amortization for the year	0	37
Impairment losses	0	515
Reversals of impairment losses	0	0
Accumulated amortization and impairment, Balance as of	0	0
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	1	5
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70	795
Additions	0	0
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	(747)
Transfers	0	0
Exchange rate changes	0	22
Cost of acquisition/manufacture, Balance as of	70	70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	0
Disposals	0	0
Reclassifications from (to) held for sale	0	(359)
Transfers	0	0
Exchange rate changes	0	10
Accumulated amortization and impairment, Balance as of	65	429
Amortization for the year	4	24
Impairment losses	0	0
Reversals of impairment losses	0	39
Accumulated amortization and impairment, Balance as of	69	65
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of		156
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	871	1,112
Additions	(35)	49
Changes in the group of consolidated companies	21	(13)
Disposals	0	148
Reclassifications from (to) held for sale	50	(203)
Transfers	(12)	65
Exchange rate changes	901	9
Cost of acquisition/manufacture, Balance as of	27	871
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	0	(15)
Disposals	0	146
Reclassifications from (to) held for sale	0	(94)
Transfers	718	45
Exchange rate changes	183	6
Accumulated amortization and impairment, Balance as of	715	893
Amortization for the year	18	36
Impairment losses	41	0
Reversals of impairment losses	(12)	10
Accumulated amortization and impairment, Balance as of		715
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	4,110	3,817
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	6,235	4,846
Additions	1,360	1,499
Changes in the group of consolidated companies	(171)	0
Disposals	121	123
Reclassifications from (to) held for sale	0	0
Transfers	(42)	(29)
Exchange rate changes	(237)	42
Cost of acquisition/manufacture, Balance as of	7,024	6,235
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Changes in the group of consolidated companies	(171)	(10)
Disposals	81	99
Reclassifications from (to) held for sale	0	0
Transfers	(35)	(20)
Exchange rate changes	(129)	26
Accumulated amortization and impairment, Balance as of	2,418	1,782
Amortization for the year	870	679
Impairment losses	42	60
Reversals of impairment losses	0	0
Accumulated amortization and impairment, Balance as of	€ 2,914	€ 2,418